Debt - Schedule of Future Payments on Long-Term Debt (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Aircraft Rights Of Use [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 1,541,151	$ 1,243,556
Other Rights Of Use [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	105,436	78,315
Aircraft and Corporate Debt [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	4,610,204	3,640,008
Year one [member] | Aircraft Rights Of Use [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	471,635	256,192
Year one [member] | Other Rights Of Use [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	14,350	8,318
Year one [member] | Aircraft and Corporate Debt [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	4,304,761	554,021
Year two [member] | Aircraft Rights Of Use [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	319,849	238,618
Year two [member] | Other Rights Of Use [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	6,825	8,141
Year two [member] | Aircraft and Corporate Debt [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	305,443	540,615
Year three [member] | Aircraft Rights Of Use [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	258,452	226,537
Year three [member] | Other Rights Of Use [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	5,205	7,557
Year three [member] | Aircraft and Corporate Debt [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings		853,756
Year four [member] | Aircraft Rights Of Use [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	229,118	198,880
Year four [member] | Other Rights Of Use [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	4,946	7,487
Year four [member] | Aircraft and Corporate Debt [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings		612,874
Year Five and Thereafter [member] | Aircraft Rights Of Use [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	262,097	323,329
Year Five and Thereafter [member] | Other Rights Of Use [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 74,110	46,812
Year Five and Thereafter [member] | Aircraft and Corporate Debt [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 1,078,742